Concentrations and Credit Risk (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Net Sales [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%	100.00%	100.00%
Net Sales [Member] | Shanghai Tongao Consulting Investment Ltd [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			100.00%	80.00%
Net Sales [Member] | Vivid Spar Corp [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				20.00%
Net Sales [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	100.00%	100.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				100.00%
Accounts Receivable [Member] | Shanghai Tongao Consulting Investment Ltd [Member]
Concentration Risk [Line Items]
Concentration risk, percentage
Accounts Receivable [Member] | Vivid Spar Corp [Member]
Concentration Risk [Line Items]
Concentration risk, percentage				100.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage